Short-Term Investments - Schedule of Short-Term Investment (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Investments, Debt and Equity Securities [Abstract]
Variable-rate financial instruments	¥ 141,232		¥ 254,459
Held-to-maturity investments	94,705		21,570
Total	¥ 235,937	$ 33,739	¥ 276,029